As filed with the Securities and Exchange Commission on April 28, 2010

Securities Act File No. 333-160119

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

 ☐Pre-Effective Amendment No.___

☒ Post-Effective Amendment No.__1__

(Check appropriate box or boxes)

FRANKLIN INVESTORS SECURITIES TRUST

(Exact Name of Registrant as Specified in Charter)

(650) 312-2000

(Registrant’s Area Code and Telephone Number)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices)

(Number, Street, City, State, Zip Code)

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Name and Address of Agent for Service of Process)

(Number, Street, City, State, Zip Code)

Title of securities being registered: Class A, Class C and Advisor Class shares of beneficial interest, without par value, of Franklin Total Return Fund. No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediatley upon filing pursuant to Rule 485(b) under the securitie Act of 1933, as amended

Part A and B are incorporated by reference to the electronic filing made on July 27, 2009, under Accession No. 0000809707-09-000025.

FRANKLIN INVESTORS SECURITIES TRUST

N-14

PART C

OTHER INFORMATION

Item 15. Indemnification.

The Agreement and Declaration of Trust (the “Declaration”) of Franklin Investors Securities Trust provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the “Delaware Act”). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

Franklin Investors Securities Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

•	Copies of the charter of the Registrant as now in effect.

•    Agreement and Declaration of Trust of Franklin Investors Securities Trust, a Delaware statutory trust dated October 18, 2006 Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: February 26, 2008

•    Certificate of Amendment of Agreement and Declaration of Trust of Franklin Investors Securities Trust, a Delaware statutory trust, dated October 21, 2008 Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: February 26, 2009

•	Copies of the existing by-laws or corresponding instruments of the Registrant.

•    By-Laws of Franklin Investors Securities Trust, a Delaware statutory trust effective as of October 18, 2006 Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: February 26, 2008

•	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant.

Not Applicable.

•	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it.

(a) Agreement and Plan of Reorganization dated June 19, 2009

•

Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant.

Not Applicable.

•	Copies of all investment advisory contracts relating to the management of the assets of the Registrant.

•    Investment Management Agreement dated March 1, 2008 between the Registrant on behalf of Franklin Total Return Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: February 26, 2009

•	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers.

•    Distribution Agreement dated March 1, 2008 between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2009

•    Form of Selling Agreements between Franklin/Templeton Distributors, Inc., and Securities Dealers dated November 1, 2003

Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: September 3, 2004

•    Amendment dated May 15, 2007 to form of Selling Agreement between Franklin/Templeton Distributors, Inc., and Securities Dealers dated November 1, 2003

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2008

•

Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document.

Not Applicable.

•

Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act [15 U.S.C. 80a-17(f)], for securities and similar investments of the Registrant, including the schedule of remuneration.

•	Master Custodian Agreement between Registrant and Bank of New York dated February 16, 1996

Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: March 8, 1996

•    Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 1998

•    Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2001

•    Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 19, 2001

•    Amendment dated January 6, 2010, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

•    Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York as of May 16, 2001

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 19, 2001

•    Amendment dated January 6, 2010, to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York made as of May 16, 2001

•    Amendment dated October 27, 2009, to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York made as of May 16, 2001

•	Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996

Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: March 8, 1996

•

Copies of any plan entered into by Registrant pursuant to Rule l2b-1 under the 1940 Act [17 CFR 270.12b-1] and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act [17 CFR 270.18f-3], any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s directors describing any action taken to revoke the plan.

•    Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

•    Class C Distribution Plan dated March 1, 2008 pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, Franklin Floating Rate Daily Access Fund and Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2009

•	Multiple Class Plan dated October 17, 2006 on behalf of Franklin Total Return Fund

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2009

•	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.
•	Opinion and Consent of Counsel dated June 17, 2009

Filing: Registration Statement on Form N-14

File No. 333-160119

Filing Date: June 19, 2009

•

An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus.

•	Opinion and Consent of Counsel supporting tax matters and consequences to Shareholders.
•	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement.

•    Fund Administration Agreement dated March 1, 2008 between Registrant, on behalf of Franklin Total Return Fund, and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2009

•	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act [15 U.S.C. 77g].
•	Consent of Independent Registered Public Accounting Firm dated June 15, 2009 for the Target Funds

Filing: Registration Statement on Form N-14

File No. 333-160119

Filing Date: June 19, 2009

•

Consent of Independent Registered Public Accounting Firm dated July 24, 2009, for the Acquiring Funds filed herewith

 Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14 File No. 333-160119 Filing Date: July 27, 2009

•	All financial statements omitted pursuant to Item 14(a)(l).

Not Applicable.

•	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement.

•    Powers of Attorney dated December 1, 2009 for Franklin Investors Securities Trust, a Delaware Statutory Trust

Filing: Registration Statement on Form N-1A

File No. 333-160119

Filing Date: December 30, 2009

•	Any additional exhibits which the registrant may wish to file.

Not Applicable.

Item 17. Undertakings.

•          The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

•          The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as Amended (the "1933 Act"), the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of of 1933 and  has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 27th day of April, 2010.

FRANKLIN INVESTORS SECURITIES TRUST
(Registrant)

By: /s/ David P. Goss
David P. Goss Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Edward B. Jamieson*	Chief Executive Officer-
Edward B. Jamieson	Investment Management Dated: April 27, 2010
/s/ Laura F. Fergerson*	Chief Executive Officer-Finance
Laura F. Fergerson	and Administration Dated: April 27, 2010
/s/ Gaston Gardey*	Chief Financial Officer and
Gaston Gardey	Chief Accounting Officer Dated: April 27, 2010
Harris J. Ashton*	Trustee
Harris J. Ashton	Dated: April 27, 2010
Sam Ginn*	Trustee
Sam Ginn	Dated: April 27, 2010
Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: April 27, 2010
Charles B. Johnson*	Trustee
Charles B. Johnson	Dated: April 27, 2010
Rupert H. Johnson, Jr.*	Trustee
Rupert H. Johnson, Jr.	Dated: April 27, 2010
Frank W.T. LaHaye*	Trustee
Frank W.T. LaHaye	Dated: April 27, 2010
J.Michael Luttig*	Trustee
J.Michael Luttig	Dated: April 27, 2010
Frank A. Olson*	Trustee
Frank A. Olson	Dated: April 27, 2010
Larry D. Thompson*	Trustee
Larry D. Thompson	Dated: April 27, 2010
John B. Wilson*	Trustee
John B. Wilson	Dated: April 27, 2010

*By:	/s/ David P. Goss
David P. Goss
Attorney-in-Fact (Pursuant to Powers of Attorney previously filed)

Exhibit Index

4(a)	Agreement and Plan of Reorganization dated June 19, 2009
9(e)	Amendment dated January 6, 2010, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
9(g)	Amendment dated January 6, 2010 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York made as of May 16, 2001
9(h)	Amendment dated October 27, 2009 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York made as of May 16, 2001
12(a)	Opinion and Consent of Counsel